Acquired Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 27,099,170	$ 29,387,263
Accumulated amortization	(4,547,046)	(3,910,776)
Intangible assets abandonment		(1,365,376)
Net carrying amount	22,552,124	24,111,111
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,901,940	24,901,940
Accumulated amortization	(3,631,533)	(2,386,436)
Intangible assets abandonment		0
Net carrying amount	21,270,407	22,515,504
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,197,230	2,197,230
Accumulated amortization	(915,513)	(601,623)
Intangible assets abandonment		0
Net carrying amount	1,281,717	1,595,607
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		1,464,820
Accumulated amortization		(415,032)
Intangible assets abandonment		(1,049,788)
Net carrying amount		0
Software technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		823,273
Accumulated amortization		(507,685)
Intangible assets abandonment		(315,588)
Net carrying amount		$ 0